CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Other Accumulated Comprehensive Income	Total
Balance at Dec. 31, 2017	$ 1,679	$ 12,361,205	$ (20,284,671)		$ (7,921,787)
Balance (in Shares) at Dec. 31, 2017	16,797,744
Issuance of shares in private placement	$ 665	4,031			4,696
Issuance of shares in private placement (in Shares)	6,648,586
Issuance of shares in debt conversion	$ 202	4,002,816			4,003,018
Issuance of shares in debt conversion (in Shares)	2,017,402
Reclassification of derivative liability		1,141,995			1,141,995
Purchase and retirement of common stock	$ (3,260)				(3,260)
Purchase and retirement of common stock (in Shares)	(32,600,000)
Effect of merger and recapitalization pursuant to execution of Agreement and Plan of Merger and Reorganization	$ 5,760	(18,313)			(12,553)
Effect of merger and recapitalization pursuant to execution of Agreement and Plan of Merger and Reorganization (in Shares)	57,600,000
Net loss			(12,096,864)		(12,096,864)
Balance at Dec. 31, 2018	$ 5,046	17,491,734	(32,381,535)		(14,884,755)
Balance (in Shares) at Dec. 31, 2018	50,463,732
Stock-based compensation		47,023			47,023
Foreign currency translation gain				$ 4,661	4,661
Net loss			(5,823,725)		(5,823,725)
Balance at Mar. 31, 2019	$ 5,046	17,538,757	(38,205,260)	4,661	(20,656,796)
Balance (in Shares) at Mar. 31, 2019	50,463,732
Balance at Dec. 31, 2018	$ 5,046	17,491,734	(32,381,535)		(14,884,755)
Balance (in Shares) at Dec. 31, 2018	50,463,732
Net loss					(10,924,353)
Balance at Jun. 30, 2019	$ 5,046	17,563,770	(43,305,888)	13,900	(25,723,172)
Balance (in Shares) at Jun. 30, 2019	50,463,732
Balance at Dec. 31, 2018	$ 5,046	17,491,734	(32,381,535)		(14,884,755)
Balance (in Shares) at Dec. 31, 2018	50,463,732
Stock-based compensation		938,052			938,052
Shares issued in private placement, net of costs	$ 289	6,109,433			6,109,722
Shares issued in private placement, net of costs (in Shares)	2,885,600
Shares issued in exchange for debt	$ 580	14,496,291			14,496,871
Shares issued in exchange for debt (in Shares)	5,798,753
Shares issued for extension of debt	$ 12	299,988			300,000
Shares issued for extension of debt (in Shares)	120,000
Net loss			(19,390,132)		(19,390,132)
Balance at Dec. 31, 2019	$ 5,927	39,335,498	(51,771,667)		(12,430,242)
Balance (in Shares) at Dec. 31, 2019	59,268,085
Balance at Mar. 31, 2019	$ 5,046	17,538,757	(38,205,260)	4,661	(20,656,796)
Balance (in Shares) at Mar. 31, 2019	50,463,732
Stock-based compensation		25,013			25,013
Foreign currency translation gain				9,239	9,239
Net loss			(5,100,628)		(5,100,628)
Balance at Jun. 30, 2019	$ 5,046	17,563,770	(43,305,888)	$ 13,900	(25,723,172)
Balance (in Shares) at Jun. 30, 2019	50,463,732
Balance at Dec. 31, 2019	$ 5,927	39,335,498	(51,771,667)		(12,430,242)
Balance (in Shares) at Dec. 31, 2019	59,268,085
Stock-based compensation		25,599			25,599
Forgiveness of accrued officers’ salary		150,002			150,002
Net loss			(2,807,285)		(2,807,285)
Balance at Mar. 31, 2020	$ 5,927	39,511,099	(54,578,952)		(15,061,926)
Balance (in Shares) at Mar. 31, 2020	59,268,085
Balance at Dec. 31, 2019	$ 5,927	39,335,498	(51,771,667)		(12,430,242)
Balance (in Shares) at Dec. 31, 2019	59,268,085
Net loss					(6,027,826)
Balance at Jun. 30, 2020	$ 5,927	41,392,179	(57,799,493)		(16,401,387)
Balance (in Shares) at Jun. 30, 2020	59,268,085
Balance at Mar. 31, 2020	$ 5,927	39,511,099	(54,578,952)		(15,061,926)
Balance (in Shares) at Mar. 31, 2020	59,268,085
Stock-based compensation		1,881,080			1,881,080
Net loss			(3,220,541)		(3,220,541)
Balance at Jun. 30, 2020	$ 5,927	$ 41,392,179	$ (57,799,493)		$ (16,401,387)
Balance (in Shares) at Jun. 30, 2020	59,268,085